Restructuring Charge	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring Charge
Restructuring Charge

During the year ended December 31, 2017, the Partnership recognized restructuring charges of $2.7 million, mainly relating to severance costs from the termination of the charter contract for the Arendal Spirit UMS and the resulting decommissioning of the unit. The Partnership incurred a total of $2.7 million of restructuring charges under this plan.
During the year ended December 31, 2016, the Partnership recognized a restructuring charge of $4.6 million, mainly relating to the reorganization of the Partnership’s FPSO business to create better alignment with the Partnership’s offshore operations, resulting in a lower cost organization going forward. The Partnership incurred a total of $4.7 million of restructuring charges under this plan.

As of December 31, 2017 and December 31, 2016, restructuring liabilities of $0.4 million and $3.7 million, respectively, were recorded in accrued liabilities on the consolidated balance sheet.